Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Auditors' remuneration

	2021 US$m	2020 US$m	2019 US$m
Audit of the Group	13.7	11.0	9.6
Audit of subsidiaries	7.5	6.3	6.8
Total audit	21.2	17.3	16.4

Audit-related assurance service	1.0	0.8	0.8
Other assurance services(b)	2.7	1.4	1.9
Total assurance services	3.7	2.2	2.7
Tax compliance	—	—	0.1
Other non-audit services not covered above	0.2	0.1	0.0
Total non-audit services	3.9	2.3	2.8

Total Group auditors’ remuneration	25.1	19.6	19.2

Audit fees payable to other accounting firms
Audit of the financial statements of the Group’s subsidiaries(c)	0.3	0.6	1.4
Fees in respect of pension scheme audits	0.1	0.1	0.1
Total audit fees payable to other accounting firms	0.4	0.7	1.5
(a)In 2021 and 2020, all amounts were paid to member firms of KPMG. In 2019, all amounts were paid to member firms of PwC, being the Group's auditors for these financial years. The remuneration payable to KPMG, the Group auditors, is approved by the Audit Committee. The Committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments made to member firms of KPMG by the companies and their subsidiaries, along with fees in respect of joint operations paid for by the Group and in 2021 includes incremental overruns subsequently paid to KPMG in respect of the 2020 audit. Non-audit services arise largely from assurance and/or regulation related work.
(b)Other assurance services relates to the review of non-statutory financial information including sustainability reporting.
(c)In 2019 these amounts include fees payable to KPMG in respect of subsidiaries whose statutory auditor was KPMG prior to their appointment as the Group's auditor.